Subsequent Events (Details) - USD ($)			3 Months Ended		12 Months Ended
	Feb. 28, 2025	Feb. 08, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
Stock issued value				$ 5,090,000	$ 5,090,000
Purchase aggregate value		$ 75,000,000
Helix Support Agreement [Member]
Subsequent Events [Line Items]
Stock issued value					$ 46,000,000
Stock issued shares (in Shares)			4,600,000		4,600,000
Sponsor [Member]
Subsequent Events [Line Items]
Stock issued shares (in Shares)					3,360,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Purchase aggregate value	$ 75,000,000
Subsequent Event [Member] | PIPE Investments [Member]
Subsequent Events [Line Items]
Purchase aggregate value	188,000,000
PubCo Common Stock [Member] | Sponsor [Member]
Subsequent Events [Line Items]
Stock issued value					$ 400,000,000
Fractional Share [Member]
Subsequent Events [Line Items]
Stock issued value					$ 400,000,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Aggregate shares (in Shares)			509,000		509,000	0
Class A Ordinary Shares [Member] | Non-Redemption Agreements [Member]
Subsequent Events [Line Items]
Aggregate shares (in Shares)					450,900
PubCo Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Purchase aggregate value	$ 260,000,000